Consolidated Statement of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Statement Line Items [Line Items]
Revenue from contracts with customers	$ 15,060	$ 22,448	$ 23,975
Cost of sales	(13,472)	(20,308)	(19,614)
Cost of sales - non-recurring events	(3,850)	(1,881)	0
Gross (loss)/profit	(2,262)	259	4,361
General and administrative expenses	(7,620)	(13,811)	(9,651)
Other gains/(losses)	30	(13)	769
Other income	119	662	960
Depreciation of property, plant and equipment	(750)	(770)	(638)
Amortization of intangible assets	(831)	(850)	(815)
Operating loss	(11,314)	(14,523)	(5,014)
Restructuring and other non-recurring costs	(2,084)	(443)	(2,877)
Finance income	1,156	173	2,176
Finance expense	(7,366)	(8,604)	(2,450)
Loss before income tax	(19,608)	(23,397)	(8,165)
Income tax	(541)	1,968	138
Loss from continuing operations	(20,148)	(21,429)	(8,027)
(Loss)/profit from discontinued operations	(4,207)	(625)	69
Loss for the period	(24,355)	(22,054)	(7,958)
Losses attributable to:
Equity owners of VivoPower International PLC	(24,355)	(22,054)	(7,571)
Non-controlling interests	0	0	(387)
Loss for the period	(24,355)	(22,054)	(7,958)
Other comprehensive income
Currency translation differences recognized directly in equity	1,236	1,043	1,601
Total comprehensive loss for the period attributable to owners of the company	$ (23,119)	$ (21,011)	$ (6,357)
Earnings per share attributable to owners of the company (dollars)
Basic (in dollars per share)	$ (0.82)	$ (1.03)	$ (0.49)
Basic (in dollars per share)	$ (0.17)	$ (0.03)	$ (0.00)